Debt - June 2017 Credit Facilities - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 20, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Financing Cost Transactions			$ 4,626,000		$ 9,089,000
Original Issue Discount			$ 5,623,000		$ 2,761,000
Senior Secured Revolving Loan Facility [Member]
Debt Instrument [Line Items]
Borrowing Base				$ 150,000,000
Line of credit, maturity date			Jun. 20, 2022
Line of credit, issuance date			Jun. 20, 2017
Senior Secured Revolving Loan Facility [Member] | Minimum
Debt Instrument [Line Items]
Commitment Fee, percentage			0.25%
Senior Secured Revolving Loan Facility [Member] | Maximum
Debt Instrument [Line Items]
Commitment Fee, percentage			0.375%
Senior secured revolving loan facility [Member]
Debt Instrument [Line Items]
Borrowing Base			$ 150,000,000
Base Rate [Member] | Senior Secured Revolving Loan Facility [Member] | Minimum
Debt Instrument [Line Items]
Interest rate spread			0.25%
Base Rate [Member] | Senior Secured Revolving Loan Facility [Member] | Maximum
Debt Instrument [Line Items]
Interest rate spread			0.75%
Eurodollar [Member] | Senior Secured Revolving Loan Facility [Member] | Minimum
Debt Instrument [Line Items]
Interest rate spread			1.25%
Eurodollar [Member] | Senior Secured Revolving Loan Facility [Member] | Maximum
Debt Instrument [Line Items]
Interest rate spread			1.75%
Senior Secured Revolving Loan Facility [Member]
Debt Instrument [Line Items]
Financing Cost Transactions			$ 927,000
Borrowing Base			150,000,000
Letters of Credit Outstanding			0
Line of credit, remaining borrowing capacity			97,678,000
Senior Secured Revolving Loan Facility [Member] | Senior secured revolving loan facility [Member]
Debt Instrument [Line Items]
Line of credit			20,000,000
Senior Secured Revolving Loan Facility [Member] | Floorplan [Member]
Debt Instrument [Line Items]
Line of credit			$ 32,322,000
Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount				$ 430,000,000
Issuance date			Jun. 20, 2017
Principal Installments			$ 1,413,000
Maturity Date commencing			Sep. 30, 2017
Maturity Date ending			Jun. 20, 2024
Installment payment description			Last business day of each quarter
Premium or penalty in connection with a repricing transaction			1.00%
Debt, stated interest rate			6.45%
Financing Cost Transactions			$ 4,778,000
Original Issue Discount			4,300,000
Senior Secured Term Loan [Member] | Incremental Amendment Agreement [Member]
Debt Instrument [Line Items]
Financing Cost Transactions			2,208,000
Original Issue Discount			713,000
Proceeds from borrowing	$ 60,000,000	$ 75,000,000
Unamortized deferred cost			1,128,000
Senior Secured Term Loan [Member] | Incremental Amendment Agreement [Member] | Interest Expense [Member]
Debt Instrument [Line Items]
Direct issuance costs incurred within interest expense			$ 1,793,000
Senior Secured Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate spread			3.75%
Senior Secured Term Loan [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Interest rate spread			4.75%